INVESCO ACTIVELY MANAGED EXCHANGE-TRADED FUND TRUST
SUPPLEMENT DATED AUGUST 22, 2024 TO THE PROSPECTUSES
AND THE STATEMENTS OF ADDITIONAL INFORMATION
DATED February 28, 2024, AS PREVIOUSLY SUPPLEMENTED, OF:
Invesco Active U.S. Real Estate ETF (PSR)
Invesco Real Assets ESG ETF (IVRA)
(the “Funds”)
Effective August 22, 2024, Darin Turner no longer serves as a Portfolio Manager of the Funds. Accordingly, all information and references related to Mr. Turner are hereby removed from the Funds' Summary and Statutory Prospectuses and Statements of Additional Information.
Please Retain This Supplement For Future Reference.
PSR-IVRA-SUMSTATSAI-SUP 082224